Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes Payable [Abstract]
Income tax payable (recoverable)	$ (3,404)	$ 1,463
Value added tax payable	93,924	4,850
Other taxes payable	40,207	24,526
Total taxes payable	$ 130,727	$ 30,839